Balances and Transactions with Related Parties and Affiliated Companies - Summary of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts payable [member]
Balances
Other payables	$ 1,508	$ 1,047
Accounts receivable and other current financial assets [Member]
Balances
Other receivables	209	237
The Coca-Cola company [member] | Bank loans and notes payables and accounts payable [Member]
Balances
Account payables with related party transactions	3,731	4,454
The Coca-Cola company [member] | Accounts receivable [member]
Balances
Account receivable with related party transaction	2,054	1,857
BBVA Bancomer, S.A. de C.V. [member] | Bank loans and notes payables [member]
Balances
Account payables with related party transactions	352	395
BBVA Bancomer, S.A. de C.V. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	1,496	2,535
JP Morgan Chase & Co. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	6,907
Banco Mercantil del Norte S.A. [member]
Balances
Assets balance with related party transaction	806
Grupo Industrial Saltillo S.A.B. de C.V [member] | Other financial asset [member]
Balances
Assets balance with related party transaction	141	128
Heineken [member] | Accounts payable [member]
Balances
Account payables with related party transactions	4,403	4,458
Heineken [member] | Accounts receivable and other financial assets [Member]
Balances
Account receivable with related party transaction	2,673	2,622
Former Shareholders Vonpar [member]
Balances
Account receivable with related party transaction	1,219
Caffenio [member] | Accounts payable [member]
Balances
Account payables with related party transactions	$ 293	$ 76